FINANCE LEASE OBLIGATIONS (Details 3) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Operating lease cost
Operating lease cost	$ 30,946	$ 92,840	$ 23,000
Finance lease cost
Amortization of financed lease assets	39,104	127,466	446,877
Interest expense	11,375	18,768	30,938
Total lease cost	$ 50,479	$ 146,234	$ 500,812